COMPULSORY LOAN	12 Months Ended
Dec. 31, 2025
COMPULSORY LOAN
COMPULSORY LOAN
NOTE 28 — COMPULSORY LOAN
28.1        Share Issuance Implementation
This item represents a liability of the Company corresponding to an amount equivalent to Class "B" preferred shares, which were used as consideration in judicial proceedings involving the inflation adjustment of compulsory loan credits converted through four shareholders’ meetings held by the Company.
In order to be entitled to receive the credits arising from these proceedings, contributors are required to register in the Share Request System (Sistema de Solicitações de Ações – SAC).
As of December 31, 2025, the Company held 822,505 Class "B" preferred shares (PNBs) issued for the settlement of compulsory loans, recorded in the Company’s equity and identified as “shares with shareholders to be identified.” These shares relate to portions of contributions for which the contributors did not register in the SAC and/or did not meet all the requirements necessary for the issuance of the PNB shares.
Starting in 2008, the Company used the balance of shares related to compulsory loan contributors that had not yet been identified to settle judicial proceedings related to differences in the inflation adjustment of compulsory loan credits. As a corresponding entry, as of December 31, 2025, the Company recorded a liability related to the potential obligation to deliver such PNB shares.

	12/31/2025	12/31/2024
Opening balance as of January 1	1,326,925	1,257,291
Effect on cash flow:
Interest payment	—	(2,240)
Non-cash effect:
Provision	201,303	70,207
Debt charges	—	18,550
Inflation adjustment	13,583	23,547
Write-offs	(135,351)	(40,430)
Final balance on December 31	1,406,460	1,326,925
Accounting Policy
The balance recorded in the compulsory loan account represents the obligations that the Company recognizes to the creditors of these loans. These obligations are updated for interest and monetary adjustments, with the effects recognized in finance income (expense). The interest in compulsory loans is settled through cash payments, while the principal balances, adjusted for inflation adjustment, are settled primarily through the delivery of the Company’s shares, but may also be settled through cash payments arising from judicial settlements entered into with creditors.